INVENTORIES - Disclosure of inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current inventories arising from extractive activities [abstract]
Copper concentrate	$ 10,815	$ 14,932
Molybdenum concentrate	489	642
Copper cathode	2,498	0
Sulphide ore stockpiles	58,972	76,696
Oxide ore on leach pads	6,361	0
Materials and supplies	54,422	46,620
Total current inventories	133,557	138,890
Long-term:
Oxide ore on leach pads	25,406	0
Oxide ore stockpiles	28,624	39,586
Total invertories	$ 54,030	$ 39,586